Financial assets - Disclosure of reconciliation of changes in gross carrying amount for financial instruments (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of changes in loss allowance of financial instruments
Variation due to credit risk	€ 37	€ 0
Write-offs	6,831	5,682
Exchange differences and other	492	937
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	22,888	23,164
Impairment allowance at end of year	23,355	23,674
Accumulated impairment | Other assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	9,084	9,967
Accumulated impairment | Impaired assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at end of year	14,271	13,707
Accumulated impairment | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	22,666	22,952
Transfers between stages	3,668	2,544
Variation due to credit risk	3,119	2,721
Write-offs	(6,801)	(5,682)
Exchange differences and other	434	905
Impairment allowance at end of year	23,086	23,440
Accumulated impairment | Loans and advances to customers | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	3,611	4,182
Transfers between stages	(454)	(455)
Variation due to credit risk	605	473
Write-offs	0	0
Exchange differences and other	88	249
Impairment allowance at end of year	3,850	4,449
Accumulated impairment | Loans and advances to customers | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	5,124	5,224
Transfers between stages	355	381
Variation due to credit risk	(377)	(447)
Write-offs	0	0
Exchange differences and other	97	324
Impairment allowance at end of year	5,199	5,482
Accumulated impairment | Loans and advances to customers | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment allowance at beginning of year	13,931	13,546
Transfers between stages	3,767	2,618
Variation due to credit risk	2,891	2,695
Write-offs	(6,801)	(5,682)
Exchange differences and other	249	332
Impairment allowance at end of year	€ 14,037	€ 13,509